Fees Summary	Mar. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,500,000.00
Previously Paid Amount	22,251.37
Total Fee Amount	24,236.56
Total Offset Amount	0.00
Net Fee	$ 1,985.19